SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 22 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions from December 31, 2025 to report date, which is the date that these consolidated financial statements are available to be issued.

As previous disclosed in the Company’s February 19, 2026 Form 6-K, in response to trading activity in the Company’s ordinary shares, the Company received inquiries from the U.S. Securities and Exchange Commission (the “SEC”) and NYSE American LLC (“NYSE American”) concerning their investigations as to the person or persons that may have made recommendations to investors via social media channels designed to artificially inflate the price and trading volume of the Company’s shares. The Company is cooperating with investigators and denies any such social media activities. The Company responded to the SEC on February 13, 2026. As the SEC’s requests were continuing in nature, the Company provided supplemental information to the SEC on March 9, 24, and 30, 2026. As to NYSE American, the Company initially responded on February 17, 2026. The Company received supplemental requests from NYSE American on March 6, 2026, to which the Company responded on March 20, 2026 and, thereafter, received further requests from NYSE American on March 27, 2026, to which the Company responded on April 9, 2026.

As to the forgoing investigatory matters, no formal proceedings have been initiated by any regulatory body as against the Company and, thus, the Company is unable to ascertain the amount of any potential loss.

On March 24, 2026, the Company was named as a defendant in a putative securities class action lawsuit relating to alleged disclosures in connection with its initial public offering. The Company believes the claims are without merit and intends to vigorously defend the action.

As of the date of issuance of these consolidated financial statements, the Company has not been formally served with the complaint, and the outcome of this matter cannot be reasonably estimated. Accordingly, no adjustment has been made to the consolidated financial statements. For further information, refer to Note 20 — Commitments and Contingencies.

There are no further material subsequent events that require disclosure in these consolidated financial statements.